Earnings Per Share Attributable to Ordinary Equity Holders of the Parent - Schedule of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Class A [Member]
Earnings Per Share, Basic [Abstract]
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation -basic	$ 76,720	$ 65,527	$ 38,558
Weighted average number of shares outstanding—basic	206,965,601	138,490,789	62,327,851
Basic earnings per share	$ 0.37	$ 0.47	$ 0.62
Common Class B [Member]
Earnings Per Share, Basic [Abstract]
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation -basic	$ 57,716	$ 76,206	$ 102,487
Weighted average number of shares outstanding—basic	155,698,533	160,959,872	165,665,944
Basic earnings per share	$ 0.37	$ 0.47	$ 0.62